Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about other intangible assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2021	€23,996	€318	€3,053	€27,367
Additions	3,128	59	704	3,891
FCA-PSA merger	6,292	339	1,624	8,255
Divestitures	(111)	(2)	(151)	(264)
Change in scope of consolidation	(4,818)	(92)	(1,543)	(6,453)
Translation differences and other changes	478	180	127	785
At December 31, 2021	28,965	802	3,814	33,581
Additions	3,589	88	535	4,212
Divestitures	(54)	(6)	(225)	(285)
Change in scope of consolidation	—	31	11	42
Translation differences and other changes	481	1	164	646
At December 31, 2022	32,981	916	4,299	38,196
Accumulated amortization and impairment losses at January 1, 2021	16,438	260	1,975	18,673
Amortization	1,575	102	157	1,834
Impairment losses and asset write-offs	151	—	1	152
Divestitures	(104)	(1)	(1)	(106)
Change in scope of consolidation	(2,758)	(66)	(965)	(3,789)
Translation differences and other changes	18	164	—	182
At December 31, 2021	15,320	459	1,167	16,946
Amortization	1,893	95	166	2,154
Impairment losses and asset write-offs(1)	67	—	6	73
Divestitures	(57)	(3)	(10)	(70)
Change in scope of consolidation	—	(1)	1	—
Translation differences and other changes	54	1	32	87
At December 31, 2022	17,277	551	1,362	19,190
Carrying amount at December 31, 2021	€13,645	€343	€2,647	€16,635
Carrying amount at December 31, 2022	€15,704	€365	€2,937	€19,006
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(1) The €67 million reported for the year ended December 31, 2022 includes €10 million impairment and write-off of Capitalized development expenditure relating to Equity method investments which are reported in Share of the profit/(loss) of equity method investees within the Consolidated Income Statement